Leases - Schedule of Changes in Right of Use Assets (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	₱ 15,890
Additions	9,335	₱ 5,072
Depreciation	(4,940)	(4,393)
Balances at end of the year	18,303	15,890
Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	21,610	14,226
Additions	9,335	5,072
Asset retirement obligation	728	1,803
Modifications	(1,700)	601
Termination	(1,363)	(92)
Adjustments	(14)
Balances at end of the year	28,596	21,610
Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(5,720)
Asset retirement obligation		(1,389)
Modifications	(8)	4
Termination	373	58
Depreciation	(4,940)	(4,393)
Adjustments	2
Balances at end of the year	(10,293)	(5,720)
Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	10,486
Balances at end of the year	11,298	10,486
Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	14,412	8,980
Additions	3,538	3,506
Asset retirement obligation	556	1,679
Modifications	(294)	319
Termination	(158)	(72)
Adjustments	(3)
Reclassification	(197)
Balances at end of the year	17,854	14,412
Sites | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(3,926)
Asset retirement obligation		(1,297)
Modifications	3
Termination	113	44
Depreciation	(2,764)	(2,673)
Adjustments	2
Reclassification	17
Balances at end of the year	(6,556)	(3,926)
International Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	3,507
Balances at end of the year	2,942	3,507
International Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	4,341	3,779
Additions	2,600	562
Modifications	(1,472)
Termination	(1,181)
Balances at end of the year	4,288	4,341
International Leased Circuits | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(834)
Termination	223
Depreciation	(735)	(834)
Balances at end of the year	(1,346)	(834)
Poles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	386
Balances at end of the year	2,403	386
Poles | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	726	607
Additions	2,576	100
Modifications	79	19
Adjustments	(11)
Balances at end of the year	3,370	726
Poles | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(340)
Modifications	(7)
Depreciation	(620)	(340)
Adjustments	(1)
Balances at end of the year	(967)	(340)
Domestic Leased Circuits
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,031
Balances at end of the year	867	1,031
Domestic Leased Circuits | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	1,214	551
Additions	39	489
Modifications	41	174
Balances at end of the year	1,294	1,214
Domestic Leased Circuits | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(183)
Modifications		3
Depreciation	(244)	(186)
Balances at end of the year	(427)	(183)
Office buildings [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	470
Balances at end of the year	788	470
Office buildings [Member] | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	906	298
Additions	582	413
Asset retirement obligation	172	124
Modifications	(52)	91
Termination	(24)	(20)
Reclassification	197
Balances at end of the year	1,781	906
Office buildings [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(436)
Asset retirement obligation		(92)
Modifications	(4)
Termination	37	14
Depreciation	(574)	(358)
Adjustments	1
Reclassification	(17)
Balances at end of the year	(993)	(436)
Co Located Sites
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	10
Balances at end of the year	5	10
Co Located Sites | Costs [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	11	11
Additions		2
Modifications	(2)	(2)
Balances at end of the year	9	11
Co Located Sites | Accumulated depreciation and amortisation [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Balances at beginning of the year	(1)
Modifications		1
Depreciation	(3)	(2)
Balances at end of the year	₱ (4)	₱ (1)